Goodwill and intangible assets, net - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	€ 282,664	€ 490,590	€ 490,529
Finite-Lived Intangible Assets, Net	5	379
Intangible assets with indefinite lives	169,545	169,545
Total	€ 452,214	€ 660,514